Revenue and Segment Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Entitys Operating Segments Text Block [Abstract]
Number of operating segment	7	6	4
Number of customers	2	2	4
Group revenue percentage	10.00%